Derivative Instruments And Hedging Activities (Fair Value Of Derivative Contracts Designated And Not Designated As Hedging Instruments) (Details) (USD $) In Millions, unless otherwise specified	May 26, 2013		May 27, 2012
Derivatives, Fair Value [Line Items]
Derivative Assets	$ 2.6		$ 6.8
Derivative Liabilities	(2.2)		(45.3)
Derivative contracts designated as hedging instruments:
Derivatives, Fair Value [Line Items]
Derivative Assets	2.6		4.9
Derivative Liabilities	(0.9)		(45.3)
Derivative contracts not designated as hedging instruments:
Derivatives, Fair Value [Line Items]
Derivative Assets	0		1.9
Derivative Liabilities	(1.3)		0
Commodity contracts | Derivative contracts designated as hedging instruments:
Derivatives, Fair Value [Line Items]
Derivative Assets	0.1	[1]	0.3	[1]
Derivative Liabilities	(0.3)	[1]	(0.4)	[1]
Commodity contracts | Derivative contracts not designated as hedging instruments:
Derivatives, Fair Value [Line Items]
Derivative Assets	0	[1]	0	[1]
Derivative Liabilities	0	[1]	0	[1]
Equity forwards | Derivative contracts designated as hedging instruments:
Derivatives, Fair Value [Line Items]
Derivative Assets	0	[1]	0.9	[1]
Derivative Liabilities	(0.6)	[1]	0	[1]
Equity forwards | Derivative contracts not designated as hedging instruments:
Derivatives, Fair Value [Line Items]
Derivative Assets	0	[1]	1.9	[1]
Derivative Liabilities	(1.3)	[1]	0	[1]
Interest rate related | Derivative contracts designated as hedging instruments:
Derivatives, Fair Value [Line Items]
Derivative Assets	1.9	[1]	3.2	[1]
Derivative Liabilities	0	[1]	(44.9)	[1]
Foreign currency forwards | Derivative contracts designated as hedging instruments:
Derivatives, Fair Value [Line Items]
Derivative Assets	0.6	[1]	0.5	[1]
Derivative Liabilities	$ 0	[1]	$ 0	[1]

[1]	Derivative assets and liabilities are included in receivables, net, prepaid expenses and other current assets, and other current liabilities, as applicable, on our consolidated balance sheets.